Revenue - Contract balances (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Revenue
Receivables, which are included in trade and other receivables	$ 1,128	$ 939
Contract assets	40	334
Contract liabilities	30	$ 18
Revenue that was included in contract liability balance at beginning of period	18
Revenue from performance obligations satisfied or partially satisfied in previous periods	$ 0